Segmented Information (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Results by Business Segment

The following table summarizes the segment results for the years ended October 31.

Results by Business Segment[1,2]
(millions of Canadian dollars)	For the years ended October 31
					2019
	Canadian Retail	U.S. Retail	Wholesale Banking[3,4]	Corporate[3,4]	Total
Net interest income (loss)	$12,349	$8,951	$911	$1,720	$23,931

Non-interest income (loss)	11,877	2,840	2,320	97	17,134

Total revenue	24,226	11,791	3,231	1,817	41,065
Provision for (recovery of) credit losses	1,306	1,082	44	597	3,029
Insurance claims and related expenses	2,787	–	–	–	2,787

Non-interest expenses	10,735	6,411	2,393	2,481	22,020

Income (loss) before income taxes	9,398	4,298	794	(1,261)	13,229
Provision for (recovery of) income taxes	2,535	471	186	(457)	2,735

Equity in net income of an investment in TD Ameritrade	–	1,154	–	38	1,192

Net income (loss)	$6,863	$4,981	$608	$(766)	$11,686

Total assets as at October 31	$452,163	$436,086	$458,420	$68,621	$1,415,290

					2018
Net interest income (loss)	$11,576	$8,176	$1,150	$1,337	$22,239

Non-interest income (loss)	11,137	2,768	2,367	381	16,653

Total revenue	22,713	10,944	3,517	1,718	38,892
Provision for (recovery of) credit losses	998	917	3	562	2,480
Insurance claims and related expenses	2,444	–	–	–	2,444

Non-interest expenses	9,473	6,100	2,125	2,497	20,195

Income (loss) before income taxes	9,798	3,927	1,389	(1,341)	13,773
Provision for (recovery of) income taxes	2,615	432	335	(200)	3,182

Equity in net income of an investment in TD Ameritrade	–	693	–	50	743

Net income (loss)	$7,183	$4,188	$1,054	$(1,091)	$11,334

Total assets as at October 31	$433,960	$417,292	$425,909	$57,742	$1,334,903

					2017
Net interest income (loss)	$10,611	$7,486	$1,804	$946	$20,847

Non-interest income (loss)	10,451	2,735	1,520	649	15,355

Total revenue	21,062	10,221	3,324	1,595	36,202
Provision for (recovery of) credit losses	986	792	(28)	466	2,216
Insurance claims and related expenses	2,246	–	–	–	2,246

Non-interest expenses	8,934	5,878	1,982	2,625	19,419

Income (loss) before income taxes	8,896	3,551	1,370	(1,496)	12,321
Provision for (recovery of) income taxes	2,371	671	331	(1,120)	2,253

Equity in net income of an investment in TD Ameritrade	–	442	–	7	449

Net income (loss)	$6,525	$3,322	$1,039	$(369)	$10,517

Total assets as at October 31	$404,444	$403,937	$406,138	$64,476	$1,278,995

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]

Effective February 1, 2017, the total gains and losses as a result of changes in fair value of the CDS and interest rate swap contracts hedging the reclassified financial assets at FVOCI (AFS securities under IAS 39) portfolio are recorded in Wholesale Banking. Previously, these derivatives were accounted for on an accrual basis in Wholesale Banking and the gains and losses related to the derivatives, in excess of the accrued costs were reported in Corporate segment.

Summary of Results by Geographic Location

(millions of Canadian dollars)	For the years ended October 31			As at October 31
			2019	2019
	Total revenue[1]	Income before income taxes	Net income	Total assets
Canada	$23,599	$7,237	$5,208	$769,314
United States	15,557	4,827	4,180	524,397

Other international	1,909	1,165	2,298	121,579
Total	$41,065	$13,229	$11,686	$1,415,290

			2018	2018
Canada	$23,332	$8,886	$6,523	$713,677
United States	13,751	3,768	2,993	514,263

Other international	1,809	1,119	1,818	106,963
Total	$38,892	$13,773	$11,334	$1,334,903

			2017	2017
Canada	$20,911	$7,250	$5,660	$648,924
United States	13,371	3,677	3,075	515,478

Other international	1,920	1,394	1,782	114,593
Total	$36,202	$12,321	$10,517	$1,278,995

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.